Salaries and Labor Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Salaries and Labor Charges [Abstract]
Schedule of Composition of Salaries and Labor Charges

The composition of salaries and labor charges are as follows:

	June 30, 2024	December 31, 2023
Wages payable	5,437	5,672
Accrued labor benefits	8,899	7,186
Labor taxes	3,669	3,816
Total salaries and labor charges	18,005	16,674

The composition of salaries and labor charges at December 31, 2023, 2022 2021 were as follows:

	2023	2022	2021
Wages payable	5,672	6,514	2,816
Accrued labor benefits	7,186	4,698	3,857
Labor taxes	3,816	3,803	2,220
Total salaries and labor charges	16,674	15,015	8,893